John Deere Owner Trust 2018	EXHIBIT 99.2
Statement to Certificateholders

$223,000,000   Class A-1 1.95000% Asset Backed Notes due March 15, 2019

$220,960,000   Class A-2 2.42% Asset Backed Notes due October 15, 2020

$224,950,000   Class A-3 2.66% Asset Backed Notes due April 18, 2022

$84,280,000   Class A-4 2.91% Asset Backed Notes due January 15, 2025

$19,311,002 Overcollateralization

Payment Date:			16-Jul-18

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$21,864,086.56
		per $1,000 original principal amount:	$98.05

	(b)	Class A-2 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(c)	Class A-3 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(d)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(e)	Total:	$21,864,086.56

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$196,082.67
		per $1,000 original principal amount:	$0.88

		(ii) Class A-2 Notes:	$445,602.67
		per $1,000 original principal amount:	$2.02

		(iii) Class A-3 Notes:	$498,639.17
		per $1,000 original principal amount:	$2.22

		(iv) Class A-4 Notes:	$204,379.00
		per $1,000 original principal amount:	$2.43

		(v) Total:	$1,344,703.51

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$667,105,291.51

	(b)	Note Value at end of related Collection Period:	$644,410,715.66

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:	19,311,002.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$94,909,713.71
		(ii) A-1 Note Pool Factor:	0.4256041

	(b)	(i) Outstanding Principal Amount of Class A-2 Notes:	$220,960,000.00
		(ii) A-2 Note Pool Factor:	1.0000000

	(c)	(i) Outstanding Principal Amount of Class A-3 Notes:	$224,950,000.00
		(ii) A-3 Note Pool Factor:	1.0000000

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	(d)	(i) Outstanding Principal Amount of Class A-4 Notes:	$84,280,000.00
		(ii) A-4 Note Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:	$575,680.60
		(i) per $1,000 original principal amount:	$0.72
	(b)	Amount of Servicing Fee earned:	$575,680.60
	(c)	Amount of Servicing Fee paid:	$575,680.60
	(d)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(10)	Amount paid to Certificateholder:		$1,301,387.56

(11)	(i)	Amount in Reserve Account:	$7,725,010.00
	(ii)	Specified Reserve Account Balance:	$7,725,010.00

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:	$3,515,604.38
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.53%

(13)	(i)	Aggregate amount of net losses for the collection period:	$3,029.15
	(ii)	Cumulative amount of net losses:	$36,251.18
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.00%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of Purchased Receivables:	$460,404.68
		(ii) % of Pool Balance:	0.07%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

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